Prepayment and other current assets (Details) $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)
Deductible VAT			¥ 2,280,000	¥ 4,056,000
Deposits			8,748,000	14,496,000
Prepaid rental expenses			237,000	1,662,000
Receivables due from third-party online payment platforms			1,126,000	4,755,000
Staff advances			910,000	4,131,000
Prepaid promotion expenses			55,853,000	54,382,000
Prepaid service fees			635,000	4,591,000
Prepaid insurance fees			4,429,000	3,648,000
Bridge Loan Receivable	[1]			100,611,000
Others			2,211,000	1,450,000
Less: provisions for prepayment and other current assets			(16,573,000)
Total		$ 9,173	¥ 59,856,000	¥ 193,782,000
Longye
Prepayment for Acquisition					¥ 200,000,000
Bridge loan payable					¥ 100,000,000

[1]	On May, 2019, the Company (the "Purchaser") entered into a share purchase agreement (the "Agreement") with, among other parties, Longye (the "Seller"), a company incorporated in the Cayman Islands, to acquire its entire entity interest for a total consideration of U.S.-dollar equivalent of RMB200,000,000 in the form of cash and the Company's securities in aggregate. According to the Agreement, the Purchaser shall pay RMB100,000,000 equivalent in USD as a bridge loan to the Seller. The Company has completed the acquisition on January 13, 2020, the Company has credited this bridge loan to the cash portion of the purchase price. See Note 24 for additional information.